UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5360
                                                      --------

                       Oppenheimer Main Street Funds, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

   FEBRUARY 29, 2008

--------------------------------------------------------------------------------

           Oppenheimer                                       Management
           Main Street Fund R                               Commentaries
                                                                 and
                                                          Semiannual Report

--------------------------------------------------------------------------------

           MANAGEMENT COMMENTARIES

                An Interview with Your Fund's Managers

                Listing of Top Holdings

           SEMIANNUAL REPORT

                Listing of Investments

                Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               13.3%
--------------------------------------------------------------------------------
Computers & Peripherals                                                    8.0
--------------------------------------------------------------------------------
Diversified Financial Services                                             6.1
--------------------------------------------------------------------------------
Insurance                                                                  6.0
--------------------------------------------------------------------------------
Software                                                                   5.3
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   4.8
--------------------------------------------------------------------------------
Communications Equipment                                                   4.7
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   4.7
--------------------------------------------------------------------------------
Health Care Providers & Services                                           4.2
--------------------------------------------------------------------------------
Media                                                                      4.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          5.2%
--------------------------------------------------------------------------------
General Electric Co.                                                       3.3
--------------------------------------------------------------------------------
Microsoft Corp.                                                            3.2
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                        2.9
--------------------------------------------------------------------------------
International Business Machines Corp.                                      2.3
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                                             2.3
--------------------------------------------------------------------------------
Bank of America Corp.                                                      2.3
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       2.3
--------------------------------------------------------------------------------
Chevron Corp.                                                              2.3
--------------------------------------------------------------------------------
American International Group, Inc.                                         2.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                        9 | OPPENHEIMER MAIN STREET FUND

 TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

SECTOR ALLOCATION

[PIE CHART]

Information Technology                          27.0%
   Computers & Peripherals                       8.0
   Software                                      5.3
   Communications Equipment                      4.7
   Semiconductors & Semiconductor Equipment      4.7
   Internet Software & Services                  1.9
   IT Services                                   1.6
   Electronic Equipment & Instruments            0.5
   Office Electronics                            0.3
Financials                                      19.0
Energy                                          16.2
Industrials                                     10.7
Health Care                                      9.0
Consumer Discretionary                           6.7
Consumer Staples                                 4.5
Materials                                        4.2
Telecommunication Services                       2.6
Utilities                                        0.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of common stocks.

                       10 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                       11 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                       12 | OPPENHEIMER MAIN STREET FUND
      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING                ENDING                  EXPENSES
                                    ACCOUNT                  ACCOUNT                 PAID DURING
                                    VALUE                    VALUE                   6 MONTHS ENDED
ACTUAL                              SEPTEMBER 1, 2007        FEBRUARY 29, 2008       FEBRUARY 29, 2008
---------------------------------------------------------------------------------------------------------
Class A                                  $1,000.00             $  881.00               $4.27
---------------------------------------------------------------------------------------------------------
Class B                                   1,000.00                877.90                7.78
---------------------------------------------------------------------------------------------------------
Class C                                   1,000.00                877.90                7.74
---------------------------------------------------------------------------------------------------------
Class N                                   1,000.00                879.90                5.44
---------------------------------------------------------------------------------------------------------
Class Y                                   1,000.00                882.80                2.30

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------------------------------
Class A                                   1,000.00              1,020.34                4.58
---------------------------------------------------------------------------------------------------------
Class B                                   1,000.00              1,016.61                8.36
---------------------------------------------------------------------------------------------------------
Class C                                   1,000.00              1,016.66                8.31
---------------------------------------------------------------------------------------------------------
Class N                                   1,000.00              1,019.10                5.84
---------------------------------------------------------------------------------------------------------
Class Y                                   1,000.00              1,022.43                2.47

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 29, 2008 are as follows:

CLASS                  EXPENSE RATIOS
--------------------------------------
Class A                    0.91%
--------------------------------------
Class B                    1.66
--------------------------------------
Class C                    1.65
--------------------------------------
Class N                    1.16
--------------------------------------
Class Y                    0.49

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                       13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS February 29, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.6%
-----------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
American Axle & Manufacturing Holdings, Inc.                                 29,400    $    578,592
-----------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 1                                                         81,600         921,264
-----------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                16,100         803,390
-----------------------------------------------------------------------------------------------------
Gentex Corp.                                                                 44,800         722,176
-----------------------------------------------------------------------------------------------------
Lear Corp. 2                                                                114,100       3,146,878
                                                                                       --------------
                                                                                          6,172,300

-----------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc.                                                        30,900         941,832
-----------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
DeVry, Inc.                                                                  29,800       1,309,412
-----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Chipotle Mexican Grill, Inc., Cl. B 1,2                                      43,733       3,757,539
-----------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                      67,500       1,496,475
-----------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                           529,100      18,227,495
                                                                                       --------------
                                                                                         23,481,509

-----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A                                              48,800         918,416
-----------------------------------------------------------------------------------------------------
Black & Decker Corp. 1                                                          200          13,754
-----------------------------------------------------------------------------------------------------
KB Home                                                                      50,100       1,198,893
-----------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                                       210,700       3,921,127
-----------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 2                                                    20,500       1,463,905
-----------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                 8,000       4,325,440
-----------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                           352,400       4,771,496
-----------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The) 1                                                   33,000         933,570
-----------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                                          116,700       2,032,914
-----------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 2                                                       180,100       3,819,921
                                                                                       --------------
                                                                                         23,399,436

                                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc. 2                                                          291,400    $ 18,786,558
-----------------------------------------------------------------------------------------------------
Expedia, Inc. 2                                                              88,000       2,017,840
                                                                                       --------------
                                                                                         20,804,398

-----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Polaris Industries, Inc. 1                                                   22,900         874,322
-----------------------------------------------------------------------------------------------------
MEDIA--4.2%
CBS Corp., Cl. B                                                             66,300       1,512,966
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                        1,724,500      55,184,000
-----------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                                      551,000      10,766,540
-----------------------------------------------------------------------------------------------------
Dish Network Corp., Cl. A 2                                                 447,620      13,271,933
-----------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                            62,900       1,896,435
-----------------------------------------------------------------------------------------------------
Getty Images, Inc. 2                                                         39,100       1,257,456
-----------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 2                                            380,630      14,311,688
-----------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                     361,000       6,646,010
-----------------------------------------------------------------------------------------------------
Scholastic Corp. 2                                                           26,900         938,003
-----------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                         8,833,940     137,897,803
-----------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                                     1,476,838      58,704,311
-----------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                     2,738,400      88,751,544
                                                                                       --------------
                                                                                        391,138,689

-----------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Big Lots, Inc. 1,2                                                          135,800       2,288,230
-----------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 2                                                  139,600       3,745,468
-----------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                  191,800       3,672,970
-----------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                265,500       6,552,540
-----------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                                    217,600      20,806,912
                                                                                       --------------
                                                                                         37,066,120

-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
AutoNation, Inc. 2                                                          237,500       3,460,375
-----------------------------------------------------------------------------------------------------
AutoZone, Inc. 1,2                                                           40,700       4,683,756
-----------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                          623,200      26,803,832
-----------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                           16,800         762,720
-----------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                           1,956,910      39,470,875
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                          1,110,800      29,491,740

                       14 | OPPENHEIMER MAIN STREET FUND

                                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Men's Wearhouse, Inc. (The)                                                  40,100    $    923,904
-----------------------------------------------------------------------------------------------------
Office Depot, Inc. 2                                                        106,300       1,208,631
-----------------------------------------------------------------------------------------------------
RadioShack Corp. 1                                                          207,200       3,615,640
                                                                                       --------------
                                                                                        110,421,473

-----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Deckers Outdoor Corp. 2                                                       6,300         697,032
-----------------------------------------------------------------------------------------------------
Fossil, Inc. 1,2                                                             62,400       2,008,032
-----------------------------------------------------------------------------------------------------
Iconix Brand Group, Inc.2                                                    43,200         897,696
-----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc. 1                                                        58,600       1,041,908
-----------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A 1                                             54,900       3,414,231
-----------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 2                                                  26,800       1,006,608
                                                                                       --------------
                                                                                          9,065,507

-----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
-----------------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Anheuser-Busch Cos., Inc.                                                   201,700       9,498,053
-----------------------------------------------------------------------------------------------------
Central European Distribution Corp. 2                                        17,000         989,060
-----------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                       1,129,600      66,036,416
-----------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 2                                          74,600       1,433,066
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                               546,790      38,034,712
                                                                                       --------------
                                                                                        115,991,307

-----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
Casey's General Stores, Inc.                                                 29,300         733,965
-----------------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                          614,400      24,809,472
-----------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                          1,377,610      33,407,043
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                       291,900      14,475,321
                                                                                       --------------
                                                                                         73,425,801

                                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.0%
Chiquita Brands International, Inc. 1,2                                      40,500    $    829,035
-----------------------------------------------------------------------------------------------------
Darling International, Inc. 2                                                72,000       1,000,800
-----------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                                              25,900         860,139
                                                                                       --------------
                                                                                          2,689,974

-----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The)                                                 2,030,285     134,364,261
-----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Chattem, Inc. 1,2                                                             12,400         965,960
-----------------------------------------------------------------------------------------------------
Herbalife Ltd.                                                                6,300         263,529
                                                                                       --------------
                                                                                          1,229,489

-----------------------------------------------------------------------------------------------------
TOBACCO--0.9%
Altria Group, Inc.                                                        1,186,300      86,765,982
-----------------------------------------------------------------------------------------------------
Universal Corp.                                                              17,200         978,852
                                                                                       --------------
                                                                                         87,744,834

-----------------------------------------------------------------------------------------------------
ENERGY--16.1%
ENERGY EQUIPMENT & SERVICES--2.8%
Baker Hughes, Inc.                                                          113,900       7,664,331
-----------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                             199,200      24,069,336
-----------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 2                                                   45,000       1,533,150
-----------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 2                                                            19,200         898,176
-----------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                    48,500       2,902,240
-----------------------------------------------------------------------------------------------------
FMC Technologies, Inc. 2                                                     35,700       2,022,762
-----------------------------------------------------------------------------------------------------
Global Industries Ltd. 2                                                     57,700       1,062,257
-----------------------------------------------------------------------------------------------------
Halliburton Co.                                                           1,194,600      45,753,180
-----------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 2                                                   19,600         933,940
-----------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                   88,600       2,102,478
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                         1,661,600     143,645,320
-----------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 2                                                       8,100         777,519
-----------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                              36,600       2,055,090

                       15 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Transocean, Inc.                                                            206,200    $   28,973,162
                                                                                       ----------------
                                                                                          264,392,941

-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--13.3%
Anadarko Petroleum Corp.                                                    665,500        42,418,970
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                                211,900        24,307,049
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                     531,400        24,029,908
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                             2,442,860       211,698,248
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                            1,928,796       159,530,717
-------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                          25,600         1,945,088
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                          241,600        24,817,152
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                         230,700        27,450,993
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         5,660,196       492,493,654
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                           41,200         1,471,252
-------------------------------------------------------------------------------------------------------
Hess Corp.                                                                  249,800        23,276,364
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                          451,900        24,023,004
-------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 2                                                       44,600         1,236,758
-------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                             22,800         1,832,664
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                           63,600         4,922,640
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                1,308,600       101,246,382
-------------------------------------------------------------------------------------------------------
Stone Energy Corp. 2                                                         21,300         1,081,188
-------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                       1,075,800        62,148,966
-------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                            362,600        22,376,046
                                                                                       ----------------
                                                                                        1,252,307,043

-------------------------------------------------------------------------------------------------------
FINANCIALS--18.9%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Ameriprise Financial, Inc.                                                    5,400           273,456
-------------------------------------------------------------------------------------------------------
Apollo Investment Corp. 1                                                    62,500           968,750
-------------------------------------------------------------------------------------------------------
Charles Schwab Corp. (The)                                                  900,500        17,658,805
-------------------------------------------------------------------------------------------------------
FCStone Group, Inc. 2                                                        21,900         1,021,416
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                           1,057,700       179,417,651
-------------------------------------------------------------------------------------------------------
Invesco Ltd.                                                                111,300         2,850,393

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Janus Capital Group, Inc.                                                   161,400    $    3,909,108
-------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                                           57,900          928,137
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               593,200       30,247,268
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    989,092       49,019,400
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             1,495,938       63,008,909
-------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                                  39,800          921,768
-------------------------------------------------------------------------------------------------------
State Street Corp.                                                           116,600        9,158,930
                                                                                       ----------------
                                                                                          359,383,991

-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
U.S. Bancorp                                                               1,315,270       42,114,945
-------------------------------------------------------------------------------------------------------
Wachovia Corp. 1                                                           3,618,010      110,783,466
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co. 1                                                        2,749,720       80,374,316
                                                                                       ----------------
                                                                                          233,272,727

-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Capital One Financial Corp. 1                                                638,100       29,371,743
-------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                              27,300          883,428
-------------------------------------------------------------------------------------------------------
Discover Financial Services 1                                                114,169        1,722,810
                                                                                       ----------------
                                                                                           31,977,981

-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.1%
Bank of America Corp.                                                      5,486,939      218,050,956
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            6,070,346      143,927,904
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       5,249,296      213,383,882
-------------------------------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 2                                                52,400        2,175,124
                                                                                       ----------------
                                                                                          577,537,866

-------------------------------------------------------------------------------------------------------
INSURANCE--6.0% ACE Ltd.                                                     276,900       15,572,856
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                               733,100       34,990,863
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                         3,936,505      184,464,624

                       16 | OPPENHEIMER MAIN STREET FUND

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE Continued
Aon Corp.                                                                   974,400    $   40,544,784
-------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 2                                                    19,600         1,342,208
-------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                38,600         1,117,084
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                               58,800         3,677,940
-------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd. 1                                                      40,500         1,038,825
-------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                                   46,600         1,718,142
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                         55,700         1,603,603
-------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 2                                             7,300        34,123,850
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                               1,257,700        64,016,930
-------------------------------------------------------------------------------------------------------
CNA Financial Corp.                                                          39,100         1,042,015
-------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                          17,800           536,848
-------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                            31,400         1,234,020
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                        19,200         1,860,096
-------------------------------------------------------------------------------------------------------
First American Corp. (The) 1                                                110,100         3,834,783
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                             605,200        14,028,536
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                               267,000        18,663,300
-------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                 53,200         1,279,992
-------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                            34,700           941,064
-------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                       36,000         1,839,960
-------------------------------------------------------------------------------------------------------
Loews Corp.                                                                 590,090        24,689,366
-------------------------------------------------------------------------------------------------------
Max Capital Group Ltd.                                                       21,100           585,314
-------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                        13,200           601,920
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                               305,600        17,804,256
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                   26,100         1,076,625
-------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                    14,600           528,228
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                      24,600         1,891,494
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 1                                                    5,800            66,004
-------------------------------------------------------------------------------------------------------
ProAssurance Corp. 2                                                         17,000           903,890
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                  318,500        23,240,945

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE Continued
Reinsurance Group of America, Inc.                                           10,400    $      568,984
-------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                  29,600         1,625,040
-------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                 33,300         1,540,458
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                               25,700         1,261,613
-------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                              28,900         1,741,514
-------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                1,178,113        54,676,224
-------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                         116,100         2,659,851
-------------------------------------------------------------------------------------- ----------------
XL Capital Ltd., Cl. A                                                       51,900         1,871,514
                                                                                       ----------------
                                                                                          566,805,563

-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 1                                           156,000         5,508,360
-------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                                                     17,500         1,336,825
-------------------------------------------------------------------------------------------------------
HEALTH CARE--9.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Amgen, Inc. 2                                                               806,600        36,716,432
-------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 2                                                         582,000        33,965,520
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 2                                                           311,500        23,596,125
-------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1,2                                                 8,800           316,360
                                                                                       ----------------
                                                                                           94,594,437

-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Baxter International, Inc.                                                  763,800        45,079,476
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                              57,400         2,833,264
                                                                                       ----------------
                                                                                           47,912,740

-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                                               1,283,600        63,666,560
-------------------------------------------------------------------------------------------------------
Amedisys, Inc. 2                                                             17,500           748,650
-------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 2                                                           26,500           954,000
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                      86,400         3,604,608
-------------------------------------------------------------------------------------------------------
Centene Corp. 1,2                                                            44,400           795,648
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                 182,600         8,140,308

                        17 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Coventry Health Care, Inc. 2                                                 69,400     $   3,599,778
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 2                                                     611,700        36,151,470
-------------------------------------------------------------------------------------------------------
Health Net, Inc. 2                                                           91,900         4,038,086
-------------------------------------------------------------------------------------------------------
Healthspring, Inc. 2                                                         24,300           426,465
-------------------------------------------------------------------------------------------------------
Humana, Inc. 2                                                              359,400        24,557,802
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                                     78,800         2,561,000
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                              406,100        23,862,436
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                              949,700        42,081,207
-------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                              140,100         2,939,298
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                  1,971,994        91,658,281
-------------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                         1,167,872        81,844,470
                                                                                       ----------------
                                                                                          391,630,067

-------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Applera Corp./Applied Biosystems Group                                       72,200         2,433,862
-------------------------------------------------------------------------------------------------------
Invitrogen Corp. 2                                                           52,500         4,435,725
                                                                                       ----------------
                                                                                            6,869,587

-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.2%
Abbott Laboratories                                                          90,300         4,835,565
-------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                                       107,000         2,809,820
-------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                                                 349,000        13,879,730
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         2,305,044       142,820,526
-------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.2                                                 363,700         3,855,220
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                           797,010        35,307,543
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              3,714,792        82,765,566
-------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 2                                                        17,600           364,320
-------------------------------------------------------------------------------------------------------
Wyeth                                                                       367,200        16,017,264
                                                                                       ----------------
                                                                                          302,655,554

-------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.6%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
AAR Corp. 2                                                                  28,700           743,043
-------------------------------------------------------------------------------------------------------
Boeing Co.                                                                  651,900        53,970,801

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Ceradyne, Inc. 2                                                             19,900     $     619,089
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                       25,500         1,430,295
-------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 2                                               15,400           806,960
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                               857,200        49,323,288
-------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc. 1                                         311,050        33,061,505
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      641,070        50,394,513
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                682,200        44,233,848
-------------------------------------------------------------------------------------------------------
TransDigm Group, Inc. 2                                                      19,900           773,314
-------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1                                                        16,300           922,417
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                   897,100        63,254,521
                                                                                       ----------------
                                                                                          299,533,594

-------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Continental Airlines, Inc., Cl. B 2                                         156,200         3,776,916
-------------------------------------------------------------------------------------------------------
JetBlue Airways Corp. 2                                                     142,000           773,900
-------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 2                                                   86,242         1,158,230
-------------------------------------------------------------------------------------------------------
SkyWest, Inc. 1                                                              41,400           915,768
-------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                      220,400         2,702,104
-------------------------------------------------------------------------------------------------------
UAL Corp. 1                                                                  73,400         2,224,020
                                                                                       ----------------
                                                                                           11,550,938

-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
USG Corp. 1,2                                                                94,500         3,215,835
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
ChoicePoint, Inc. 2                                                          27,200         1,316,480
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                           6,000           243,660
-------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 2                                                           16,800         1,035,720
-------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                  70,500           501,960
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                               28,800         1,632,960
-------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                        31,200           930,696
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                             112,400         3,029,180

                       18 | OPPENHEIMER MAIN STREET FUND

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Steelcase, Inc., Cl. A                                                       46,500      $    659,370
-------------------------------------------------------------------------------------------------------
United Stationers, Inc. 2                                                    14,400           710,784
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                      131,600         4,320,428
-------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                  18,100           960,205
                                                                                       ----------------
                                                                                           15,341,443

-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 2                                                          40,000           963,600
-------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                  12,474         1,737,005
-------------------------------------------------------------------------------------------------------
KBR, Inc. 2                                                                  62,500         2,083,125
-------------------------------------------------------------------------------------------------------
Perini Corp. 2                                                               27,200         1,019,456
 -------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 2                                                     26,100         1,680,318
-------------------------------------------------------------------------------------------------------
URS Corp. 2                                                                  30,600         1,232,568
                                                                                       ----------------
                                                                                            8,716,072

-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Acuity Brands, Inc.                                                          24,900         1,105,809
-------------------------------------------------------------------------------------------------------
Belden, Inc.                                                                 21,800           856,740
-------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                        182,600         9,305,296
-------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 2                                                62,300           998,046
-------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                           13,300           491,036
-------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                           26,300           958,109
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                                       74,800         3,003,220
-------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                        24,500           699,965
                                                                                       ----------------
                                                                                           17,418,221

-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.8%
3M Co.                                                                      770,600        60,415,040
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                      9,470,884       313,865,096
-------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                               14,900           842,595
-------------------------------------------------------------------------------------------------------
Textron, Inc.                                                               214,300        11,608,631
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                   1,672,925        67,017,376
-------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                      26,000         1,420,380
                                                                                       ----------------
                                                                                          455,169,118

                                                                             SHARES             VALUE
-------------------------------------------------------------------------------------------------------
MACHINERY--2.0%
Actuant Corp., Cl. A                                                         33,300      $    895,104
-------------------------------------------------------------------------------------------------------
Barnes Group, Inc.                                                           31,600           718,584
-------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 1                                                    41,500           741,605
-------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                           865,200        62,579,916
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                               325,000        16,373,500
-------------------------------------------------------------------------------------------------------
Deere & Co.                                                                 307,200        26,176,512
-------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                 238,600        19,238,318
-------------------------------------------------------------------------------------------------------
IDEX Corp.                                                                   22,300           672,568
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                                            373,700        15,643,082
-------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                133,700         5,799,906
-------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp. 1                                                     514,530        33,254,074
-------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                22,100           720,902
-------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                        29,000           987,450
-------------------------------------------------------------------------------------------------------
SPX Corp.                                                                     7,500           767,250
-------------------------------------------------------------------------------------------------------
Timken Co.                                                                   30,900           931,017
-------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                               12,200           587,796
                                                                                       ----------------
                                                                                          186,087,584

-------------------------------------------------------------------------------------------------------
MARINE--0.0%
TBS International Ltd., Cl. A 1,2                                            26,900           926,436
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                                        32,400           895,536
-------------------------------------------------------------------------------------------------------
United Rentals, Inc. 2                                                       52,000         1,045,200
                                                                                       ----------------
                                                                                            1,940,736

-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.9%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.7%
Blue Coat Systems, Inc. 2                                                    35,600           835,888
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                                     7,076,400       172,451,868
-------------------------------------------------------------------------------------------------------
CommScope, Inc. 2                                                            91,600         3,836,208
-------------------------------------------------------------------------------------------------------
EchoStar Holding Corp. 2                                                     89,524         3,586,331
-------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 2                                                    212,200         2,518,814
-------------------------------------------------------------------------------------------------------
Harmonic, Inc. 2                                                            103,200           919,512
-------------------------------------------------------------------------------------------------------
Harris Corp.                                                                 36,600         1,787,178
-------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 2                                                    852,074        22,852,625

                       19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                               SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Motorola, Inc.                                                                              1,248,900   $ 12,451,533
----------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                              50,800        958,088
----------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc. 1                                                                            5,151,275    218,259,522
----------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1,2                                                                             277,700      1,827,266
                                                                                                        --------------
                                                                                                         442,284,833

----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.0%
Apple, Inc. 2                                                                               1,059,100    132,408,682
----------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                                                        180,300      1,386,507
----------------------------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                                                2,139,800     42,475,030
----------------------------------------------------------------------------------------------------------------------
EMC Corp. 2                                                                                 1,756,700     27,299,118
----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                         5,682,200    271,438,694
----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       1,927,200    219,430,992
----------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 2                                                          112,900      3,729,087
----------------------------------------------------------------------------------------------------------------------
NCR Corp. 2                                                                                   167,400      3,709,584
----------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 2                                                                     207,900      4,494,798
----------------------------------------------------------------------------------------------------------------------
SanDisk Corp. 2                                                                                88,900      2,093,595
----------------------------------------------------------------------------------------------------------------------
Seagate Technology 1                                                                        1,589,420     34,283,789
----------------------------------------------------------------------------------------------------------------------
Teradata Corp. 2                                                                              105,200      2,654,196
----------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 2                                                                        83,300      2,571,471
                                                                                                        --------------
                                                                                                         747,975,543

----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 2                                                                1,102,200     33,738,342
----------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 2                                                                     116,300      3,792,543
----------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 2                                                                                 123,100      4,149,701
----------------------------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 2                                                                  26,400        443,520
----------------------------------------------------------------------------------------------------------------------
Molex, Inc.                                                                                    56,000      1,261,680
----------------------------------------------------------------------------------------------------------------------
Plexus Corp. 2                                                                                 22,900        567,233
----------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 2                                                               24,900        980,313
                                                                                                      --------------
                                                                                                          44,933,332

                                                                                               SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
Bankrate, Inc. 1,2                                                                             20,200   $    853,652
----------------------------------------------------------------------------------------------------------------------
eBay, Inc. 2                                                                                1,943,100     51,220,116
----------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                                                         268,200    126,370,476
----------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                            30,200        972,440
----------------------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 2                                                                               20,600        928,648
                                                                                                        --------------
                                                                                                         180,345,332

----------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Accenture Ltd., Cl. A                                                                       1,578,500     55,642,125
----------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                               989,400     39,526,530
----------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 2                                                                      99,500      4,323,275
----------------------------------------------------------------------------------------------------------------------
Convergys Corp. 2                                                                              55,400        799,976
----------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 2                                                                            49,400        721,734
----------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                                                          53,600      3,765,936
----------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                               1,888,700     32,712,284
----------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 2                                                                      11,300        244,080
----------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 2                                                                      79,000      3,117,340
----------------------------------------------------------------------------------------------------------------------
SAIC, Inc. 2                                                                                   73,400      1,399,004
----------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1,2                                                                    47,400        978,810
                                                                                                        --------------
                                                                                                         143,231,094

----------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.                                                                                 2,069,900     30,427,530
----------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 2                                                              13,600        453,152
                                                                                                        --------------
                                                                                                          30,880,682

----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Analog Devices, Inc.                                                                          381,300     10,264,596
----------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                     3,045,900     58,389,903
----------------------------------------------------------------------------------------------------------------------
Atmel Corp. 2                                                                                 288,100        936,325
----------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 2                                                                       138,000      2,609,580
----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 2                                                                  87,500      1,902,250
----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                 8,395,800    167,496,210
----------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                         140,300      3,264,781


                        20 | OPPENHEIMER MAIN STREET FUND

                                                                                               SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
KLA-Tencor Corp.                                                                               62,700   $  2,634,027
----------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 2                                                                           71,800      2,889,232
----------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                                                             550,100     41,961,628
----------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 2                                                                      155,000      3,422,400
----------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 2                                                                              2,025,900     43,334,001
----------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                              65,700      1,042,002
----------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                                                          199,700        956,563
----------------------------------------------------------------------------------------------------------------------
Semtech Corp. 2                                                                                78,400        998,816
----------------------------------------------------------------------------------------------------------------------
Sigma Designs, Inc. 2                                                                          27,400        806,930
----------------------------------------------------------------------------------------------------------------------
Silicon Laboratories,Inc.                                                                      31,200        965,640
----------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 2                                                                    111,200        918,512
----------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                     2,905,200     87,039,792
----------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 2                                             101,900      3,442,182
----------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                  203,500      4,550,260
                                                                                                        --------------
                                                                                                         439,825,630

----------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.3%
Activision, Inc. 2                                                                            163,900      4,466,275
----------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 2                                                                         915,900     30,820,035
----------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 2                                                                        20,400        916,776
----------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                                46,000      1,719,020
----------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 2                                                                              119,100      3,702,819
----------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 2                                                                           342,000      6,521,940
----------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 2                                                                          154,000      4,971,120
----------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                      411,800      9,421,984
----------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                                                                252,400      2,680,488
----------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 2                                                      100,900      2,211,728
----------------------------------------------------------------------------------------------------------------------
Compuware Corp. 2                                                                             420,400      3,346,384
----------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1,2                                                                          22,200        339,438
----------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 2                                                                                121,700      4,048,959
----------------------------------------------------------------------------------------------------------------------
MICROS Systems,Inc. 2                                                                          79,800      2,556,792
----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            11,101,054    302,170,690

                                                                                               SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
MicroStrategy, Inc., Cl. A 2                                                                   11,400   $    758,328
----------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 2                                                                27,400        797,340
----------------------------------------------------------------------------------------------------------------------
Novell, Inc. 2                                                                                542,000      4,037,900
----------------------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                                              3,029,800     56,960,240
----------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 2                                                                         53,500        761,305
----------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 2                                                                                 9,200        164,036
----------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 2                                                                                 59,800      1,591,876
----------------------------------------------------------------------------------------------------------------------
Symantec Corp. 2                                                                            2,923,800     49,236,792
----------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 2                                                                               97,800      2,269,938
----------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 2                                                                        114,400        806,520
                                                                                                        --------------
                                                                                                         497,278,723

----------------------------------------------------------------------------------------------------------------------
MATERIALS--4.2%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Ashland, Inc.                                                                                  28,500      1,258,845
----------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                   21,100      2,575,888
----------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                         23,000      1,317,440
----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                        653,300     24,622,877
----------------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                                 53,300        976,456
----------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                  524,400     60,662,592
----------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 2                                                                            247,470     27,543,411
----------------------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                                                11,900        796,705
----------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 2                                                                               17,300      1,047,169
----------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                            36,000      1,281,240
----------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                     86,500      3,910,665
----------------------------------------------------------------------------------------------------------------------
Zep, Inc.                                                                                       2,550         40,035
                                                                                                        --------------
                                                                                                         126,033,323

----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Greif, Inc., Cl. A                                                                             11,600        758,524
----------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                                                         35,700      2,015,265
----------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                           35,600        955,148
                                                                                                        --------------
                                                                                                           3,728,937

                       21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Holding Corp.                                                                        71,800   $    3,778,116
-----------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                  891,300       33,102,882
-----------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                    43,300        2,720,539
-----------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                          13,800          785,496
-----------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                  457,800       46,173,708
-----------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                                          97,300        1,118,950
-----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                                                         10,500          770,175
-----------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                1,093,300       70,594,381
-----------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                                 55,900        3,100,214
-----------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                                              15,400        1,008,238
-----------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 1                                                                      560,610       63,971,207
-----------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                    335,100       36,341,595
-----------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 1                                                                56,000          985,040
                                                                                                       ----------------
                                                                                                          264,450,541

-----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
AbitibiBowater, Inc. 1                                                                        46,800          484,380
-----------------------------------------------------------------------------------------------------------------------
Domtar Corp. 2                                                                               102,300          651,651
                                                                                                       ----------------
                                                                                                            1,136,031

-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                                                 5,239,244      182,482,869
-----------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                             102,700        3,716,713
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                                 2,682,100       14,483,340
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                 853,100       30,984,592
                                                                                                       ----------------
                                                                                                          231,667,514

-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                                                        1,323,588        9,410,711
-----------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                58,300        2,734,270
                                                                                                       ----------------
                                                                                                           12,144,981

                                                                                              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--0.1%
-----------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Mirant Corp. 2                                                                                78,800   $    2,915,600
-----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 2                                                                            57,900        2,389,533
                                                                                                       ----------------
                                                                                                            5,305,133

-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Northwest Natural Gas Co.                                                                     12,700          533,908
-----------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                                            30,400          948,173
                                                                                                       ----------------
                                                                                                            1,482,081
                                                                                                       ----------------
Total Common Stocks (Cost $8,478,429,094)                                                               9,348,910,033

-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------------

Wachovia Corp., Dividend Equalization Preferred Shares 2,4 (Cost $0)                         100,000              150

                                                                                               UNITS
-----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------

Dime Bancorp, Inc. Wts., Exp. 1/2/10 2                                                       485,800           63,154
-----------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 2,4                                       680,100          224,433
                                                                                                          -------------

Total Rights, Warrants and Certificates (Cost $0)                                                             287,587

                                                                                              SHARES
-----------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--0.0%
-----------------------------------------------------------------------------------------------------------------------

Seagate Technology International, Inc. 2,3,4 (Cost $--)                                      877,600           87,760
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.7%
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.99% 5,6
(Cost $ 64,239,217)                                                                       64,239,217       64,239,217
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $8,542,668,311)                                                9,413,524,747

                       22 | OPPENHEIMER MAIN STREET FUND

                                                                                      PRINCIPAL
                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.9% 7
------------------------------------------------------------------------------------------------------------------

Undivided interest of 35% in joint repurchase agreement (Principal Amount/ Value
$1,000,000,000, with a maturity value of $ 1,000,266,667) with Societe Generale,
NY Branch, 3.20%, dated 2/29/08, to be repurchased at $350,093,333 on 3/3/08, collateralized by U.S. Agency Mortgages, 3.219%-7.50%, 5/20/32-12/1/37, with a
value of $1,020,000,000                                                           $ 350,000,000    $ 350,000,000
------------------------------------------------------------------------------------------------------------------
Undivided interest of 5% in joint repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of $1,000,264,167) with Banc of America
Securities LLC, 3.17%, dated 2/29/08, to be repurchased at $50,013,208 on
3/3/08, collateralized by U.S. Agency Mortgages, 0%-11%, 9/25/09-7/1/37, with
a value of $1,020,000,000                                                            50,000,000       50,000,000

                                                                                      PRINCIPAL
                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED Continued
------------------------------------------------------------------------------------------------------------------

Undivided interest of 7.92% in joint repurchase agreement (Principal
Amount/Value $2,000,000,000, with a maturity value of $2,000,530,000) with BNP
Paribas Securities Corp., 3.18%, dated 2/29/08, to be repurchased at
$158,520,889 on 3/3/08, collateralized by U.S. Agency Mortgages, 0%-6.50%,
2/1/34-3/1/38, with a value of $2,040,000,000                                       158,478,892    $ 158,478,892
                                                                                                   ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $558,478,892)                                                                558,478,892

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $9,101,147,203)                                         106.0%   9,972,003,639
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (6.0)    (564,531,408)
                                                                                  --------------------------------
NET ASSETS                                                                                100.0%  $9,407,472,231
                                                                                  ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 6 of accompanying Notes.

2. Non-income producing security.

3. Escrow shares received as the result of issuer reorganization.

4. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $312,343, which represents less than 0.005% of the Fund's net assets. See Note 5 of accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES          GROSS         GROSS              SHARES
                            AUGUST 31, 2007      ADDITIONS    REDUCTIONS   FEBRUARY 29, 2008
----------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                 --  1,015,177,646   950,938,429          64,239,217

                                                                                    DIVIDEND
                                                                   VALUE              INCOME
----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          $ 64,239,217         $ 1,087,999

6. Rate shown is the 7-day yield as of February 29, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,036,907,986)                         $ 9,907,764,422
Affiliated companies (cost $64,239,217)                                   64,239,217
                                                                     -----------------
                                                                       9,972,003,639
--------------------------------------------------------------------------------------
Cash                                                                      11,487,968
--------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         134,508,741
Interest and dividends                                                    20,815,828
Shares of capital stock sold                                               2,759,266
Other                                                                        553,488
                                                                     -----------------
Total assets                                                          10,142,128,930

--------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------

Return of collateral for securities loaned                               558,478,892
--------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    154,650,601
Shares of capital stock redeemed                                          15,262,326
Distribution and service plan fees                                         3,638,107
Transfer and shareholder servicing agent fees                              1,387,270
Shareholder communications                                                 1,030,485
Directors' compensation                                                      140,391
Other                                                                         68,627
                                                                     -----------------
Total liabilities                                                        734,656,699

--------------------------------------------------------------------------------------
NET ASSETS                                                           $ 9,407,472,231
                                                                     =================

--------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------

Par value of shares of capital stock                                 $     2,873,674
--------------------------------------------------------------------------------------
Additional paid-in capital                                             8,847,474,135
--------------------------------------------------------------------------------------
Accumulated net investment income                                         19,617,496
--------------------------------------------------------------------------------------
Accumulated net realized loss on investments                            (333,349,510)
--------------------------------------------------------------------------------------
Net unrealized appreciation on investments                               870,856,436
                                                                     -----------------
NET ASSETS                                                           $ 9,407,472,231
                                                                     =================

                       24 | OPPENHEIMER MAIN STREET FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,644,581,622 and 201,626,858 shares of capital stock outstanding)               $ 32.95
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                          $ 34.96
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $902,773,987
and 28,275,788 shares of capital stock outstanding)                               $ 31.93
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$907,681,762 and 28,555,350 shares of capital stock outstanding)                  $ 31.79
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$196,899,398 and 6,065,932 shares of capital stock outstanding)                   $ 32.46
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $ 755,535,462 and 22,843,500 shares of capital stock outstanding)       $ 33.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       25 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------

Dividends:
Unaffiliated companies                                        $    104,837,192
Affiliated companies                                                 1,087,999
---------------------------------------------------------------------------------
Interest                                                               244,716
---------------------------------------------------------------------------------
Portfolio lending fees                                                 826,993
---------------------------------------------------------------------------------
Other income                                                           299,162
                                                              -------------------
Total investment income                                            107,296,062

---------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------

Management fees                                                     24,759,063
---------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              9,325,005
Class B                                                              5,376,504
Class C                                                              5,252,611
Class N                                                                556,926
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              6,813,291
Class B                                                                839,844
Class C                                                                893,847
Class N                                                                212,584
Class Y                                                                102,498
---------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                618,304
Class B                                                                189,587
Class C                                                                 68,492
Class N                                                                  7,106
Class Y                                                                    279
---------------------------------------------------------------------------------
Custodian fees and expenses                                             98,186
---------------------------------------------------------------------------------
Directors' compensation                                                 90,208
---------------------------------------------------------------------------------
Administration service fees                                                750
---------------------------------------------------------------------------------
Other                                                                  170,456
                                                                 ----------------
Total expenses                                                      55,375,541
Less reduction to custodian expenses                                   (13,181)
Less waivers and reimbursements of expenses                            (22,215)
                                                              -------------------
Net expenses                                                        55,340,145

---------------------------------------------------------------------------------
Net Investment Income                                               51,955,917


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       26 | OPPENHEIMER MAIN STREET FUND

---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------

Net realized gain on investments from unaffiliated companies  $     81,113,165
---------------------------------------------------------------------------------
Net change in unrealized appreciation on investments            (1,449,782,777)

---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (1,316,713,695)
                                                              ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       27 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                          SIX MONTHS                YEAR
                                                                                               ENDED               ENDED
                                                                                   FEBRUARY 29, 2008          AUGUST 31,
                                                                                         (UNAUDITED)                2007
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                                              $      51,955,917    $    102,110,196
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         81,113,165       1,447,067,738
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (1,449,782,777)        151,987,534
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations                       (1,316,713,695)      1,701,165,468

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                  (85,015,229)        (73,117,391)
Class B                                                                                   (2,988,279)           (984,972)
Class C                                                                                   (3,918,974)         (2,391,155)
Class N                                                                                   (1,895,829)         (1,498,558)
Class Y                                                                                  (13,557,437)        (10,050,408)
                                                                                   ---------------------------------------
                                                                                        (107,375,748)        (88,042,484)

--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (950,507,888)       (307,631,500)
Class B                                                                                 (140,255,676)        (56,774,032)
Class C                                                                                 (137,226,755)        (45,635,308)
Class N                                                                                  (28,180,560)         (8,621,612)
Class Y                                                                                 (109,217,121)        (28,797,341)
                                                                                   ---------------------------------------
                                                                                      (1,365,388,000)       (447,459,793)

--------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                  584,504,448        (477,905,838)
Class B                                                                                  (31,022,966)       (385,057,480)
Class C                                                                                   53,272,507         (95,608,923)
Class N                                                                                   16,381,800           8,020,928
Class Y                                                                                   61,322,417         179,390,811
                                                                                   ---------------------------------------
                                                                                         684,458,206        (771,160,502)

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                             (2,105,019,237)        394,502,689
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   11,512,491,468      11,117,988,779
                                                                                   ---------------------------------------
End of period (including accumulated net investment income of
$19,617,496 and $75,037,327, respectively)                                         $   9,407,472,231    $ 11,512,491,468
                                                                                   =======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        28 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            SIX MONTHS
                                 ENDED
                     FEBRUARY 29, 2008                                                                      YEAR ENDED AUGUST 31,
CLASS A                    (UNAUDITED)                 2007                2006            2005            2004              2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE
OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period          $    43.21         $     39.12         $     36.18     $     32.78     $     29.62       $     27.90
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment
operations:
Net investment
income                              .21 1               .42 1               .35 1           .47 1           .26               .22
Net realized and
unrealized gain
(loss)                           (4.77)               5.64                2.96            3.34            3.10              1.69
                           ---------------------------------------------------------------------------------------------------------
Total from
investment
operations                       ( 4.56)               6.06                3.31            3.81            3.36              1.91
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                 (.47)               (.38)               (.37)           (.41)           (.20)             (.19)
Distributions from
net realized gain                (5.23)              (1.59)                 --              --              --               --
                           ---------------------------------------------------------------------------------------------------------
Total dividends
and/or
distributions to
shareholders                      (5.70)              (1.97)               (.37)           (.41)           (.20)             (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period               $     32.95         $     43.21         $     39.12     $     36.18     $      32.78      $      29.62
                           =========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT
NET ASSET VALUE 2                (11.90)%             15.90%               9.19%          11.68%          11.37%             6.93%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in
thousands)                  $ 6,644,582         $ 8,015,873         $ 7,680,186     $ 7,810,714     $ 7,384,256       $ 7,033,312
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)              $ 7,609,342         $ 8,183,830         $ 7,845,096     $ 7,759,230     $ 7,521,103       $ 6,310,359
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets: 3
Net investment
income                             1.08%               1.00%               0.93%           1.36%           0.75%             0.87%
Total expenses                     0.91% 4,5,6         0.89% 4,5,6         0.92% 5         0.92% 5         0.93% 5,7         0.97% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate                                 55%               104%                  84%             79%             76%               94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended February 29, 2008           0.91%
          Year Ended August 31, 2007                   0.89%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       29 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                      SIX
                                    MONTHS
                                     ENDED
                         FEBRUARY 29, 2008                                                                 YEAR ENDED AUGUST 31,
CLASS B                        (UNAUDITED)               2007               2006           2005           2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period             $    41.83         $    37.87         $    34.99     $    31.67     $    28.68       $     27.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment
income (loss)                          .06 1              .10 1              .05 1          .20 1         (.21)             (.13)
Net realized and
unrealized gain (loss)               (4.62)              5.48               2.86           3.21           3.20              1.77
                                ----------------------------------------------------------------------------------------------------
Total from investment
operations                           (4.56)              5.58               2.91           3.41           2.99              1.64
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                     (.11)              (.03)              (.03)          (.09)            --                --
Distributions from
net realized gain                    (5.23)             (1.59)                --             --             --                --
                                ----------------------------------------------------------------------------------------------------
Total dividends
and/or distributions
to shareholders                      (5.34)             (1.62)              (.03)          (.09)            --                --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                       $    31.93         $    41.83         $    37.87     $    34.99     $    31.67       $     28.68
                                ====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 2                       (12.21)%             15.06%              8.32%         10.79%         10.43%             6.06%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in thousands)           $  902,774         $1,206,240         $1,453,679     $1,968,829     $2,558,206       $ 2,941,765
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                  $1,079,721         $1,354,135         $1,685,648     $2,295,269     $2,884,434       $ 2,964,666
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets: 3
Net investment income
(loss)                                0.33%              0.24%              0.13%          0.59%         (0.10)%            0.04%
Total expenses                        1.66% 4,5,6        1.65% 4,5,6        1.71% 4       1.72% 4         1.78% 4,7         1.81% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 55%               104%                84%            79%            76%               94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008         1.66%
        Year Ended August 31, 2007                 1.65%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       30 | OPPENHEIMER MAIN STREET FUND

                                SIX MONTHS
                                     ENDED
                         FEBRUARY 29, 2008                                                                 YEAR ENDED AUGUST 31,
CLASS C                        (UNAUDITED)               2007               2006           2005           2004              2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period            $    41.71          $    37.81         $    34.98     $    31.71     $    28.69       $     27.03
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income
(loss)                                .061               .111               .071           .211           (.03)              --
Net realized and
unrealized gain (loss)               (4.60)              5.46               2.85           3.22           3.05              1.66
                         -----------------------------------------------------------------------------------------------------------
Total from investment
operations                           (4.54)              5.57               2.92           3.43           3.02              1.66
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                     (.15)              (.08)              (.09)          (.16)            --                --
Distributions from
net realized gain                    (5.23)             (1.59)                --             --             --                --
                         -----------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                      (5.38)             (1.67)              (.09)          (.16)            --                --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                      $     31.79         $    41.71         $    37.81     $    34.98     $    31.71       $     28.69
                         ===========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 2                      (12.21)%            15.09%              8.36%         10.83%         10.53%             6.14%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in thousands)          $   907,682         $  1,126,093       $ 1,107,962    $ 1,206,335  $  1,241,930       $ 1,188,826
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                 $  1,055,429        $  1,155,527       $ 1,163,337    $ 1,250,845  $  1,278,659       $ 1,111,131
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets:3
Net investment income
(loss)                                0.34%              0.26%              0.18%          0.62%         (0.01)%            0.09%
Total expenses                        1.65% 4,5,6        1.64% 4,5,6        1.67% 4        1.67% 4        1.70% 4,7         1.74% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 55%               104%                84%            79%            76%               94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008              1.65%
        Year Ended August 31, 2007                      1.64%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       31 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                             ENDED
                                                 FEBRUARY 29, 2008                                           YEAR ENDED AUGUST 31,
CLASS N                                                (UNAUDITED)          2007          2006        2005         2004       2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $   42.59     $   38.59     $   35.71    $  32.39    $   29.33   $  27.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .16 1         .30 1         .24 1       .35 1          .15        .20
Net realized and unrealized gain (loss)                      (4.71)         5.57          2.92        3.30         3.05       1.65
                                                 -----------------------------------------------------------------------------------
Total from investment operations                             (4.55)         5.87          3.16        3.65         3.20       1.85
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.35)         (.28)         (.28)       (.33)        (.14)      (.24)
Distributions from net realized gain                         (5.23)        (1.59)           --          --           --         --
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (5.58)        (1.87)         (.28)       (.33)        (.14)      (.24)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $   32.46     $   42.59     $   38.59    $  35.71    $   32.39   $  29.33
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          (12.01)%       15.59%         8.87%      11.30%       10.93%      6.78%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $ 196,899     $ 238,068     $ 207,339    $177,463    $ 150,955   $ 79,188
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 224,393     $ 232,421     $ 194,639    $168,866    $ 122,478   $ 60,950
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         0.82%         0.73%         0.63%       1.02%        0.38%      0.65%
Total expenses                                                1.16% 4       1.17% 4       1.22%       1.26%        1.31%      1.23%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            1.16%         1.17%         1.22%       1.26%        1.31%      1.18%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         55%          104%           84%         79%          76%        94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008       1.16%
        Year Ended August 31, 2007               1.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       32 |  OPPENHEIMER MAIN STREET FUND

                                                  SIX MONTHS
                                                       ENDED
                                           FEBRUARY 29, 2008                                      YEAR ENDED AUGUST 31,
CLASS Y                                          (UNAUDITED)         2007         2006       2005       2004       2003
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $   43.45     $  39.33     $  36.38   $  32.93   $  29.75   $  28.02
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .291         .601         .521       .641        .34        .11
Net realized and unrealized gain (loss)                (4.79)        5.67         2.96       3.34       3.13       1.86
                                                   ---------------------------------------------------------------------
Total from investment operations                       (4.50)        6.27         3.48       3.98       3.47       1.97
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.65)        (.56)        (.53)      (.53)      (.29)      (.24)
Distributions from net realized gain                   (5.23)       (1.59)          --         --         --         --
                                                   ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (5.88)       (2.15)        (.53)      (.53)      (.29)      (.24)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   33.07     $  43.45     $  39.33   $  36.38   $  32.93   $  29.75
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (11.72)%      16.40%        9.63%     12.15%     11.69%      7.11%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)            $755,535     $926,217     $668,823   $483,532   $570,991   $441,460
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $890,557     $844,472     $594,018   $496,349   $558,130   $242,029
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.49%        1.42%        1.38%      1.82%      1.07%      1.01%
Total expenses                                          0.49% 4      0.48% 4      0.49%      0.53%      0.60%      0.87%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      0.49%        0.48%        0.49%      0.53%      0.60%      0.83%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   55%         104%          84%        79%        76%        94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008   0.49%
        Year Ended August 31, 2007           0.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       33 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the "Fund") is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

                       34 | OPPENHEIMER MAIN STREET FUND
by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

                       35 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will utilize $23,186 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund utilized $489,935 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $23,186.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                Federal tax cost of securities    $  9,186,746,307
                                                  ================
                Gross unrealized appreciation     $  1,353,336,898
                Gross unrealized depreciation         (568,079,566)
                                                  ----------------
                Net unrealized appreciation       $    785,257,332
                                                  ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

                       36 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                       37 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED FEBRUARY 29, 2008        YEAR ENDED AUGUST 31, 2007
                                      SHARES           AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                              11,228,474    $ 449,382,400     20,628,969    $   853,510,126
Dividends and/or
distributions reinvested          26,435,944      969,164,618      8,913,226        355,994,212
Redeemed                         (21,527,701)    (834,042,570)   (40,383,161)    (1,687,410,176)
                                 ---------------------------------------------------------------
Net increase (decrease)           16,136,717    $ 584,504,448    (10,840,966)   $  (477,905,838)
                                 ===============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,311,588    $  48,982,229      3,060,604    $   123,359,939
Dividends and/or
distributions reinvested           3,884,990      138,227,863      1,421,750         55,277,609
Redeemed                          (5,756,869)    (218,233,058)   (14,028,498)      (563,695,028)
                                 ---------------------------------------------------------------
Net decrease                        (560,291)   $ (31,022,966)    (9,546,144)   $  (385,057,480)
                                 ===============================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,194,912    $  44,455,266      2,308,996    $    92,663,359
Dividends and/or
distributions reinvested           3,503,853      124,106,488      1,087,129         42,137,114
Redeemed                          (3,142,883)    (115,289,247)    (5,696,274)      (230,409,396)
                                 ---------------------------------------------------------------
Net increase (decrease)            1,555,882    $  53,272,507     (2,300,149)   $   (95,608,923)
                                 ===============================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                                 744,971    $  28,215,889      1,607,897    $    65,689,791
Dividends and/or
distributions reinvested             805,032       29,085,424        249,507          9,840,578
Redeemed                          (1,074,427)     (40,919,513)    (1,640,570)       (67,509,441)
                                 ---------------------------------------------------------------
Net increase                         475,576    $  16,381,800        216,834    $     8,020,928
                                 ===============================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                               4,903,773    $ 200,869,475      9,204,931    $   387,484,627
Dividends and/or
distributions reinvested           3,208,722      117,920,549        944,172         37,804,657
Redeemed                          (6,584,694)    (257,467,607)    (5,837,620)      (245,898,473)
                                 ---------------------------------------------------------------
Net increase                       1,527,801    $  61,322,417      4,311,483    $   179,390,811
                                 ===============================================================

                       38 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                              PURCHASES             SALES
---------------------------------------------------------
Investment securities   $ 5,930,966,438   $ 6,685,833,929

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                ----------------------------
                Up to $200 million     0.65%
                Next $150 million      0.60
                Next $150 million      0.55
                Over $500 million      0.45

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $9,070,511 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

                       39 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $16,887,485, $38,299,606 and $3,792,288, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
February 29, 2008      $  811,213        $  5,231      $  856,370       $  20,039        $  3,976
-------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

   The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $22,215 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will

                       40 | OPPENHEIMER MAIN STREET FUND
not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $524,178,455. Collateral of $558,478,892 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                       41 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at WWW.SEC.GOV.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       42 | OPPENHEIMER MAIN STREET FUND




ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008